Derivative Instruments (Non Hedging Derivatives and Embedded Derivatives Effect on Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	$ 63,990	$ 254,136	$ (36,056)
Policy Acquisition Costs And Other Insurance Expenses	(1,300,780)	(1,306,470)	(990,021)
Interest credited	(476,514)	(379,915)	(316,394)
Not Designated as Hedging Instrument [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(80,440)	127,742	(237,697)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(84,398)	16,028	178,338
Not Designated as Hedging Instrument [Member] | Interest Rate Options [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(11,518)	0	0
Not Designated as Hedging Instrument [Member] | Future [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(11,157)	(20,245)	(945)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(13,201)	(5,644)	1,675
Not Designated as Hedging Instrument [Member] | Consumer Price Index Swap [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(1,942)	(267)	1,821
Not Designated as Hedging Instrument [Member] | Credit Default Swap [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	24,188	18,359	(63)
Not Designated as Hedging Instrument [Member] | Equity [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	(79,230)	(69,677)	7,818
Not Designated as Hedging Instrument [Member] | Embedded Derivatives In Modified Coinsurance Or Funds Withheld Arrangements [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	70,177	115,009	(87,236)
Not Designated as Hedging Instrument [Member] | Embedded Derivatives In Indexed Annuity [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Policy Acquisition Costs And Other Insurance Expenses	0	(630)	(24,551)
Interest credited	(115,409)	(29,804)	(90,370)
Not Designated as Hedging Instrument [Member] | Embedded Derivatives In Variable Annuity [Member]
Income Affect Of Non Hedging Derivatives [Line Items]
Total investment related gains (losses), net	$ 142,050	$ 104,613	$ (224,184)